CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net loss	$ (15,618)	$ (14,369)
Adjustments to reconcile net loss to net cash used in operating activities:
Net contribution from related party shareholder	80	1,292
Stock-based compensation	5,424	8,392
Depreciation and amortization	1	0
Decrease (increase) in:
Other receivable	(10)	3,651
Prepaid and other current assets	70	(260)
Increase (decrease) in:
Accounts payable	556	169
Accrued expenses	8	(1,133)
Deferred expenses and deferred revenue	223	0
Net cash used in operating activities	(9,266)	(2,258)
Cash Flows from Investing Activities:
Purchase of property and equipment	(30)	0
Cash received in reverse merger transaction	0	15,394
Net cash (used in) provided by investing activities	(30)	15,394
Cash Flows from Financing Activities:
Proceeds from issuance of common stock and warrants, net of cost	0	11,694
Purchase of treasury stock	0	(127)
Net cash provided by financing activities	0	11,567
Net change in cash and cash equivalents	(9,296)	24,703
Cash and cash equivalents
Beginning	24,703	0
Ending	15,407	24,703
Purchase of assets and liabilities in connection with reverse merger:
Prepaid and other current assets	0	101
Accrued expenses	$ 0	$ (279)